As filed with the Securities and Exchange Commission on November 2, 1999

                                                 Registration No. 333-61063
                                                                  ---------
                                                                  811-7689



                      SECURITIES AND EXCHANGE COMMISSION
                      ----------------------------------
                            WASHINGTON, D.C.  20549

                            Immediate Income Builder

                                   FORM N-4

                       REGISTRATION STATEMENT UNDER THE                [ ]

                            SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.  ___                [_]

                       Post-Effective Amendment No.  3                 [X]

                                      and

                         REGISTRATION STATEMENT UNDER                  [_]
                    THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No.  17                       [X]

                   PFL RETIREMENT BUILDER VARIABLE ANNUITY
                                    ACCOUNT
                          (Exact Name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A. Camp, Esq.
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-0001
                    (Name and Address of Agent for Service)

                                   Copy to:
                          Frederick R. Bellamy, Esq.
                      Sutherland, Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415

Approximate Date of Proposed Public Offering:  As soon as practicable after the
--------------------------------------------
effective date of the Registration statement.



Title of Securities Being Registered:  Single Premium Immediate Variable Annuity
------------------------------------

                                   Contracts

                          --------------------------

It is proposed that this filing will become effective:

        immediately upon filing pursuant to paragraph (b) of Rule 485.
------

        on May 1, 1999 pursuant to paragraph (b)(1)(iii) of Rule 485.
------

  X     60 days after filing pursuant to paragraph (a)(i) of Rule 485.
------

        on May 1, 1999 pursuant to paragraph (a)(i) of Rule 485.
------

If appropriate, check the following box:

                This post-effective amendment designates a new effective date
        ------
for a previously filed post-effective amendment.

This Post-Effective Amendment No. 3 to Form N-4 incorporates by reference the Prospectus that was filed with the Securities and Exchange Commission on April 28, 1999 as a part of Post-Effective Amendment No. 2, Form N-4, File No. 333-61063.

                         PFL IMMEDIATE INCOME BUILDER
                       A Single Premium Variable Annuity

                                   Issued by

                          PFL LIFE INSURANCE COMPANY

                       Supplement Dated November 2, 1999
                                    To The
                         Prospectus Dated May 1, 1999


                   Optional Annuity Payment Guarantee Riders
                   -----------------------------------------

Two optional riders, each offering a certain payment guarantee benefit, are available with the PFL Immediate Income Builder. These are (1) an initial payment guarantee, and (2) a step-up payment guarantee. The rights and benefits under these optional riders are summarized below. However, the description of each payment guarantee contained in this supplement is qualified in its entirety by reference to each rider, copies of which are available upon request from PFL Life Insurance Company ("PFL").

All italicized terms used, which are not defined in this supplement, shall have the same meaning as the same terms used in the accompanying prospectus.

The initial payment guarantee and the step-up payment guarantee may not be available in all states at the date of this supplement. Please contact PFL at
(800) 525-6205 for additional information regarding their availability in your state.

                                _______________

Payment Guarantees

You may elect to purchase the initial payment guarantee or the step-up payment guarantee only at the time you purchase your contract. The guarantees only apply to variable annuity payments.

The initial payment guarantee ensures that the amount of each annuity payment you receive will not be less than the guaranteed minimum payment. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum payment amount, regardless of the performance of the underlying variable investment options.

The step-up payment guarantee ensures that the amount of each annuity payment you receive will never decrease. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that your annuity payment is guaranteed to never decrease, regardless of the performance of the underlying variable investment options.

The initial payment guarantee and the step-up payment guarantee do not establish or guarantee performance of any specific subaccount.


                This Prospectus Supplement must be accompanied
                           by the Prospectus for the
        PFL Immediate Income Builder Variable Annuity dated May 1, 1999

Initial Payment Guarantee

Guaranteed Minimum Payment.  With the initial payment guarantee, your annuity
--------------------------
payments are guaranteed to never be less than the guaranteed minimum payment. Currently, the guaranteed minimum payment is 100% of the initial annuity payment. We may, at our discretion, change the percentage that we offer to guarantee in the future, but it will never be less than 75% of the initial annuity payment. Changes in the amount we guarantee would only apply to new contracts sold after the date of the change. The guaranteed minimum payment amount is included on page one of the initial payment guarantee rider.

Stabilized Payments.  Your annuity payments will also be "stabilized" or held
-------------------
constant during each contract year. Each annuity payment during the first contract year will equal the initial variable annuity payment. On each contract anniversary, a new stabilized payment will be determined and you will be notified of the new stabilized payment amount for the up coming contract year. The new stabilized payment will equal the greater of the guaranteed minimum payment or the payment supportable by the variable annuity units in the selected subaccounts at the beginning of the contract year. (See "Supportable Payment" below). Thus, during the course of each contract year, you will receive these stabilized, or level, annuity payments instead of variable payments that can fluctuate monthly. However, from year to year, your annuity payments will vary with the investment performance of the selected subaccounts, but will never be less than the guaranteed minimum payment.

Step-up Payment Guarantee

Guaranteed Minimum Payment.  With the step-up payment guarantee, your annuity
--------------------------
payments may increase or remain constant but they are guaranteed to never decrease. On each contract anniversary, your guaranteed minimum payment is "stepped-up" to equal the new stabilized payment.

Stabilized Payments.  Your annuity payments will also be "stabilized" or held
-------------------
constant during each contract year. Each annuity payment during the first contract year will equal the initial variable annuity payment. On each contract anniversary, a new stabilized payment will be determined and you will be notified of the new stabilized payment amount for the up coming contract year. The new stabilized payment can increase, but it will not decrease.

The new stabilized payment will equal the greater of {[(a - b) * c] + b} or b

Where:  (a)  is the payment supportable by the variable annuity units in the selected subaccounts (see "Supportable Payment" below);

        (b)  is the current stabilized payment; and

        (c) is the immediate payment increase allocation (which determines how much of the gain in the variable annuity unit values is applied to the new stabilized payment and how much is used to purchase additional variable annuity units; see below).

Accordingly, on any contract anniversary:

IF:     the supportable payment is greater than the current stabilized payment;
                                   -------

THEN:   the stabilized payment will increase.

                                     * * *

IF:     the supportable payment is less than or equal to the current stabilized
                                   ----
payment;

THEN:   the stabilized payment will remain unchanged.


Currently, the immediate payment increase allocation is 50%. This means that 50% of the gain in the value of the variable annuity units on a contract anniversary will be received immediately in the form of increased variable annuity payments and the remaining 50% will be used to purchase additional variable annuity units. We may, at our discretion, change the immediate payment increase allocation in the future, but it will never be less than 40%. Changes in the immediate payment increase allocation would only apply to new contracts sold after the date of the change.


Supportable Payment

The supportable payment is the total of the variable annuity unit values times the number of variable annuity units credited to each of the selected subaccounts. Please note that if you elect one of these riders you receive stabilized payments, not supportable payments.

Increases and Decreases in Number of Variable Annuity Units

Since your payments are stabilized during each contract year, we will increase or decrease the number of variable annuity units credited to the contract each annuity payment date (except on contract anniversaries) to ensure that you receive the full investment performance, both positive and negative, of the subaccounts you select. Please note that if all variable annuity units have been used in an attempt to maintain the stabilized payment at the guaranteed payment level (that is, the number of units has gone down to zero because of negative investment performance), all future payments will equal the guaranteed minimum payment. See the Statement of Additional Information for a more detailed discussion concerning increases and decreases in the number of variable annuity units credited to your contract and an illustration showing hypothetical changes in the number of variable annuity units.


Rider Fee

There is a charge for each rider. A rider fee is reflected in the amount of the annuity payments that you receive if you select either payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values. The rider fee is identified on page one of your rider.


Initial Payment Guarantee.  Currently the initial payment guarantee rider fee is
-------------------------
equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We may, at our discretion, change the rider fee in the future, but it will never be greater than 2.0%. Changes in the rider fee would only apply to new contracts sold after the date of the change.



Step-up Payment Guarantee.  Currently the step-up payment guarantee rider fee is
-------------------------
equal to an annual rate of 2.50% of the daily net asset value in the subaccounts. We may, at our discretion, change the rider fee in the future, but it will never be greater than 3.0%. Changes in the rider fee would only apply to new contracts sold after the date of the change.


Other Terms and Conditions

You must purchase the initial payment guarantee or step-up payment guarantee when you purchase your contract. You cannot add either payment guarantee after you purchase your contract.

The payment guarantees are only available with the 3.5% AIR.

You may currently invest in any subaccount and still elect either payment guarantee. We may, at our discretion, place new restrictions on the subaccounts you can select in the future. Changes in the restrictions would only apply to new contracts sold after the date of the change. Any restrictions will be identified on the first page of the rider.

Surrender Value

When you have elected either payment guarantee, the amount of the surrender value, if any, is calculated using the current supportable payment instead of the stabilized payment. Partial surrenders will reduce the next stabilized payment, and the guaranteed payment, pro rata. For example, if you surrender 50% of the value of your variable annuity payments, the stabilized payment and the guaranteed minimum payment, will be reduced by 50%.

Death Benefit

When you have elected either payment guarantee, the amount of the death benefit, if any, is calculated using the current supportable payment instead of the stabilized payment.

Transfers

Transfers from variable to fixed annuity payments will reduce the next stabilized payment, and the guaranteed minimum payment, pro rata. For example, if you transfer 25% of the value of your variable annuity payments to fixed annuity payments, the stabilized payment and the guaranteed minimum payment, will be reduced by 25%. The reduction will be reflected in your next payment. Transfers from fixed to variable annuity payments are not allowed.

Reduced Payments under Certain Payment Options

If you have selected a Joint and Survivor payment option with reduced payments to the surviving annuitant, the next stabilized payment, and the guaranteed minimum payment, will be reduced pro rata at the death of the first annuitant. For example, if you selected the Joint and 75% Survivor Life Annuity payment option, upon the death of either annuitant the next stabilized payment, and the guaranteed minimum payment, will be reduced to 75% of their pre-death values.

Termination

Both the initial payment guarantee and the step-up payment guarantee riders are irrevocable.

The initial payment guarantee benefit and the step-up payment guarantee benefit may not be available in all states.

                      STATEMENT OF ADDITIONAL INFORMATION

                         PFL IMMEDIATE INCOME BUILDER

                                Issued through

                        PFL RETIREMENT BUILDER VARIABLE
                                ANNUITY ACCOUNT

                                  Offered by
                          PFL LIFE INSURANCE COMPANY

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the PFL Immediate Income Annuity Contract offered by PFL Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 1999, by calling 1-800-544-3152, or by writing to the Administrative and Service Office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the PFL Retirement Builder Variable Annuity Account.

Dated: November 2, 1999

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
GLOSSARY OF TERMS..........................................................   3
THE CONTRACT--GENERAL PROVISIONS...........................................   4
  Transfers................................................................   4
  Delay of Transfers.......................................................   4
  Entire Contract..........................................................   4
  Assignment...............................................................   5
  Beneficiary..............................................................   5
  Change of Beneficiary....................................................   5
  Incontestability.........................................................   5
  Misstatement of Age or Sex...............................................   5
  Modification of Contract.................................................   5
  Nonparticipating.........................................................   5
  Owner....................................................................   5
  Proof of Death...........................................................   6
  Proof of Survival........................................................   6
  Death Before First Payment Date..........................................   6
  Protection of Proceeds...................................................   6
  Optional Annuity Payment Guarantee Rider.................................   6
FEDERAL TAX MATTERS........................................................   8
  Tax Status of the Contract...............................................   8
  Diversification Requirements.............................................   8
  Owner Control............................................................   8
  Required Distributions...................................................   8
  Taxation of PFL..........................................................   9
INVESTMENT EXPERIENCE......................................................   9
  Annuity Unit Value and Annuity Payment Rates.............................   9
STATE REGULATION OF PFL....................................................  11
ADMINISTRATION.............................................................  11
RECORDS AND REPORTS........................................................  12
DISTRIBUTION OF THE CONTRACTS..............................................  12
OTHER PRODUCTS.............................................................  12
CUSTODY OF ASSETS..........................................................  12
HISTORICAL PERFORMANCE DATA................................................  12
  Money Market Yields......................................................  12
  Other Subaccount Yields..................................................  13
  Total Returns............................................................  14
  Other Performance Data...................................................  14
  Adjusted Hypothetical Performance Data...................................  15
LEGAL MATTERS..............................................................  15
INDEPENDENT AUDITORS.......................................................  15
OTHER INFORMATION..........................................................  15
FINANCIAL STATEMENTS.......................................................  15

                               GLOSSARY OF TERMS

Annuitant and Secondary Annuitant--The person upon whose life the annuity payments are based. For joint options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 80 years of age on the contract issue date.

Annuity Payments--Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either fixed or variable or a combination of both.

Assumed Investment Return or AIR--The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)--The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint options).

Contract Issue Date--The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Net Investment Factor--A unit of measure used to reflect the change in variable annuity unit values in a subaccount from one valuation period to the next valuation period.

Owner(s)--"You," "your," and "yours." The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee--The person or entity to whom annuity payments are paid.

Payment Date--The date an annuity payment is paid to the payee. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.

Separate Account--PFL Retirement Builder Variable Annuity Account.

Subaccount--The investment options or divisions of the separate account. Each subaccount invests in a different portfolio of the funds. We may make additional subaccounts available in the future.

Successor Owner--The person named by the owner to whom ownership of the contract passes upon the owner's death. If the owner is also the annuitant, the annuitant's beneficiary is entitled to the death proceeds of the contract. If no person is named, the owner's estate shall be deemed the successor owner.

Valuation Day--Each day the New York Stock Exchange is open for trading and any other day when the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued. The determination of the variable annuity unit value is made at the end of each valuation day.

Variable Annuity Unit--Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts.

Variable Annuity Payment Calculation Date--The date, no more than seven business days before each payment date, when the amount of the variable annuity payment is determined. If the New York Stock Exchange is closed on a variable annuity payment calculation date, we will determine the amount of annuity income on the next day it is open.

In order to supplement the description in the prospectus, the following provides additional information about PFL and the contract which may be of interest to a prospective purchaser. Words printed in italics in this Statement of Additional Information are defined in the Glossary of Terms, found on page 3.

                       THE CONTRACT--GENERAL PROVISIONS

Transfers

You may transfer amounts within the various subaccounts. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted. We may charge a fee for excessive transfers (we currently do not charge for transfers) or decline to accept excessive transfers.

Excessive trading activity can disrupt portfolio management strategy and increase portfolio expenses, which are borne by everyone participating in the portfolio regardless of their transfer activity.

In some cases, contracts may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from contract owner(s) to make transfers and exchanges among the subaccounts on the basis of perceived market trends. Because the large transfers of assets associated with market timing services may disrupt the management of the portfolios of the underlying funds, such transactions may hurt contract owners not utilizing the market timing service. Therefore, we may restrict or eliminate the right to make transfers among subaccounts if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on behalf of a contract owner(s).

In modifying such rights, we may, among other things, decline to accept:

 . transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one contract owner, or

 . transfer or exchange instructions of individual contract owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one contract owner at the same time.

We will impose such restrictions only if we believe (or Fidelity Management & Research Company believes) that doing so will prevent harm to other contract owners.

Delay of Transfers

When you transfer amounts among the subaccounts, we will redeem shares of the appropriate portfolios at their prices as of the end of the current valuation period. Generally any subaccount you transfer to is credited at the same time. However, we may wait to credit the amount to a new subaccount until a subaccount you transfer from becomes liquid. This will happen only if (1) the subaccount you transfer to invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and
(2) the subaccount you transfer from is investing in an equity portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available. The subaccount you transfer from will be liquid when it receives proceeds from sales of portfolio securities, the purchase of new contracts, or otherwise. During any period that we wait to credit a subaccount for this reason, the amount you transfer will be uninvested. After seven days the transfer will be made even if the subaccount you transfer from is not liquid.

Entire Contract

The entire contract is made up of the contract, and any riders, endorsements, or application. No change in or waiver of any provision of the contract is valid unless the change or waiver is signed by the President or Secretary of PFL.

Assignment

The option to assign is only available for non-tax qualified annuities. Only you may make an assignment of this contract. You must notify us in writing to assign this contract. No change will apply to any action taken by us before the written notice was received. We are not responsible for the validity or the effect of an assignment.

Beneficiary

The beneficiary is named in the contract specifications section of the contract or in a subsequent endorsement. More than one beneficiary may be named. The rights of any beneficiary will be subject to all the provisions of the contract. You may impose other limitations with our consent.

If any primary or contingent beneficiary dies before the annuitant, that beneficiary's interest in this contract ends with that beneficiary's death. Only those beneficiaries living at the time of the annuitant's death will be eligible to receive their share of the death benefits. In the event no contingent beneficiaries have been named and all primary beneficiaries have died before the death benefits become payable, the owner(s) will become the beneficiary(ies) unless elected otherwise. If both primary and contingent beneficiaries have been named, payment will be made to the named primary beneficiaries living at the time the death proceeds become payable. If there is more than one beneficiary and you failed to specify their interest, they will share equally. Payment will be made to the named contingent beneficiary(ies) in only if all primary beneficiaries have died before the death benefits become payable. If any primary beneficiary is alive at the time the death benefits become payable, but dies before receiving their payment, their share will be paid to their estate.

Change of Beneficiary

You may change the beneficiary while the annuitant is living, unless an irrevocable one has been named. Change is made by written notice. The change takes effect on the date the written notice was signed, and the written notice must have been postmarked on or before the date of the annuitant's death. No change will apply to any annuity payment made before the written notice was received. We may require return of the contract for endorsement before making a change.

Incontestability

The contract is incontestable from the contract issue date.

Misstatement of Sex or Age

If the age or sex of any annuitant has been misstated, the annuity payments will be those which the premium paid would have purchased for the correct age and sex. Any underpayment made by us will be paid with the next annuity payment. Any overpayment made by us will be deducted from future annuity payments. Any underpayment or overpayment will include interest at 5% per year, from the date of the incorrect payment to the date of the adjustment.

Modification of Contract

No change in the contract is valid unless made in writing.

Nonparticipating

Your contract is nonparticipating. This means we do not pay dividends on it. Your contract will not share in our profits or surplus earnings.

Owner

You, the owner, are named in the contract specifications section. You may, while any annuitant is living, exercise all rights granted by the contract. These rights are subject to the rights of any assignee or living irrevocable beneficiary. "Irrevocable" means that you have given up your right to change the beneficiary named.

Unless we have been notified of a community or marital property interest in the contract, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.

Proof of Death

Any beneficiary claiming an interest in the contract must provide us in writing with due proof of death of the payee/annuitant and/or secondary annuitant (if any). We will not be responsible for annuity payments made before we receive due proof of death at the Administrative and Service Office.

Proof of Survival

If annuity payments under the contract depend on a person being alive on a given date, proof of survival may be required by us prior to making annuity payments.

Death Before First Payment Date

If any owner, who is an annuitant, dies before the first payment date, the amount of the death proceeds is the premium plus or minus the investment performance of the subaccounts. If any owner, who is not an annuitant, dies before the first payment date, the successor owner may direct the owner's interest in the contract to be distributed as follows:

 . one cash lump sum to be distributed within five years of the deceased owner's death; or

 . annuitize the value of the annuity payments over the lifetime of the successor owner with payments to begin within one year of the owner's death; or

 . annuitize the value of the annuity payments over a period that does not exceed the life expectancy of the successor owner, as defined by the Internal Revenue Code of 1986, as amended (Code), with payments to begin within one year of the owner's death.

If the deceased owner was also an annuitant, the annuitant's beneficiary is entitled to the benefit described above. If no person is named as the successor owner, the owner's estate shall be deemed the successor owner.

Non-natural successor owners may only choose a lump sum distribution. For qualified contracts, any option chosen must meet the requirements of the Code.

Protection of Proceeds

Unless you so direct by filing written notice with us, no beneficiary may assign payments under the contract before the same are due. To the extent permitted by law, no payments under the contract will be subject to the claims of creditors of any beneficiary.

Optional Annuity Payment Guarantee Rider

The stabilized payment is determined once each year. However, with stabilized payments, on each annuity payment date throughout the contract year, we calculate the value of the variable annuity units (that is, the supportable payment) and adjust the number of variable annuity units credited to your contract. If the supportable payment at any payment date, other than a contract anniversary, is greater than the current stabilized payment, we will increase the number of variable annuity units to reflect the difference. Conversely, if the supportable payment is less than the current stabilized payment, we will reduce the number of variable annuity units. This means that during the course of a contract year, instead of reflecting positive investment performance by increasing the dollar amount of an annuity payment, we credit that investment performance to your contract by increasing the number of variable annuity units. Similarly, we reflect negative investment performance by decreasing the number of variable annuity units credited to your contract instead of decreasing the dollar amount of an annuity payment. Increases or decreases in the number of variable annuity units will be allocated on a pro rata basis within the selected subaccounts.

Since we only change the stabilized payment once each year, the increase or decrease in the number of variable annuity units ensures that you receive the full investment performance, both positive and negative, of the subaccounts you select. For example, if your monthly stabilized payment is $500, and positive investment performance results in a supportable payment of $510 at the end of the first month, your payment is $500 but we increase the number of variable annuity units credited to your contract to give you credit for the $10. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to your contract. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to your contract.

PFL bears the risk that it must continue to make the guaranteed minimum or stabilized payments, even if the supportable payments would be lower because some variable annuity units have been used to maintain the stabilized payments. In addition, PFL bears the risk that it will need to continue to make payments even if all variable annuity units have been used in an attempt to maintain the stabilized payments at the guaranteed payment level (that is, the number of units has gone down to zero). If all the variable annuity units have been used, all future payments will equal the guaranteed minimum payment and the amount of your future variable annuity payment will not increase or decrease and will not depend upon the performance of any variable investment option. To compensate PFL for this and other risks, a rider fee will be deducted.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units under either of the optional annuity payment guarantee riders to reflect investment performance during the course of a single contract year. The change in the number of variable annuity units reflects not only the dollar amount of the difference between the supportable payment and the stabilized payment, but also the age and sex of the annuitant and the annuity payment option. The changes in the variable annuity unit values reflect the investment performance of the applicable mutual fund portfolio as well as the separate account charge and rider fee. The calculations would be done separately for each applicable subaccount.

              AIR:                         3.50%
              Life & 10 Years Certain
              Male aged 65
              Guaranteed Minimum Payment:   $500

                    Beginning              Unit    Monthly   Change in  Ending
                     Annuity    Annuity    Value  Stabilized  Annuity  Annuity
                      Units   Unit Values Total*   Payment     Units    Units
                    --------- ----------- ------- ---------- --------- --------
At Is-
 sue:      1/1/1999 400.0000   1.250000   $500.00                      400.0000
1st Pay-
 ment      2/1/1999 400.0000   1.254526   $501.81  $500.00     0.0080  400.0080
           3/1/1999 400.0080   1.253122   $501.26  $500.00     0.0056  400.0137
           4/1/1999 400.0137   1.247324   $498.95  $500.00    (0.0047) 400.0089
           5/1/1999 400.0089   1.247818   $499.14  $500.00    (0.0039) 400.0051
           6/1/1999 400.0051   1.244178   $497.68  $500.00    (0.0105) 399.9946
           7/1/1999 399.9946   1.250422   $500.16  $500.00     0.0007  399.9953
           8/1/1999 399.9953   1.245175   $498.06  $500.00    (0.0088) 399.9865
           9/1/1999 399.9865   1.251633   $500.64  $500.00     0.0029  399.9894
          10/1/1999 399.9894   1.253114   $501.23  $500.00     0.0056  399.9950
          11/1/1999 399.9950   1.261542   $504.61  $500.00     0.0208  400.0158
          12/1/1999 400.0158   1.265963   $506.41  $500.00     0.0289  400.0447
           1/1/2000 400.0447   1.270547   $508.28  $500.00     0.0373  400.0820

-------------------------

* This is the supportable payment.

                              FEDERAL TAX MATTERS

Tax Status of the Contracts

The discussion in the prospectus assumes that the contracts qualify as "annuity contracts" for federal income tax purposes under the Code.

Diversification Requirements. Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury Department regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The separate account, through each underlying fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various subaccounts may be invested. Although PFL does not have direct control over the underlying funds in which the separate account invests, PFL believes that each fund will meet the diversification requirements, and therefore, the contract will be treated as an annuity contract under the Code.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possessed incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policy-holders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

The ownership rights under the contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the contract owner has the choice of several subaccounts in which to allocate the premium, and may be able to transfer among subaccounts more frequently than in such rulings. In addition, the contract provides for more subaccounts than did the variable contracts that were the subject of such rulings. These differences could result in a contract owner being treated as the owner of the assets of the separate account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the owner of the separate account's assets.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that: (a) if any contract owner dies on or after the Annuity Starting Date (as defined in the prospectus) but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that contract owner's death; and (b) if any contract owner dies prior to the Annuity Starting Date, the entire interest in the contract will be distributed within five years after the date of the contract owner's death. These requirements will be considered satisfied as to any portion of the contract owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that contract owner's death. The "designated beneficiary" for these purposes is the person who becomes the new owner of the contract upon a contract owner's death and must be a natural person. However, if the contract owner's sole designated beneficiary is the surviving spouse of the contract owner, the contract may be continued with the surviving spouse as the new contract owner. The Code further provides that if the contract owner is not an individual, the primary annuitant shall be treated as the contract owner for purposes of making distributions that are required to be made upon the death of the contract owner. (The primary annuitant is the individual the events in the life of whom are of primary importance in effecting the timing and amount of the payout under the contract. If there is a change in the primary annuitant, such change shall be treated as the death of the contract owner. The contract does not permit a change of the annuitants, however.

Non-qualified contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. PFL will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Qualified contracts are subject to similar provisions.

Taxation of PFL

PFL at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of PFL and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the separate account, we may make a charge to the separate account.

                             INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of variable annuity units and to determine the amount of annuity payments as follows:

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with variable annuity unit values. Variable annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed investment return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

  (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

  (b) is the net investment factor for that subaccount for the valuation period; and

  (c) is the daily factor for the valuation period.

The daily factor for the valuation period is a discount factor that reflects the assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

  (a) is the net result of:

    (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

    (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

    (3) a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount;

  (b) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period; and

  (c) is an amount representing the separate account charge as shown in the specifications section of the contract.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.

   Illustrations of Calculations for Annuity Unit Value and Variable Annuity
                                   Payments

Formula and Illustration for Determining Annuity Unit Value in each Subaccount

Variable annuity unit value = V = A x B x C

Where: A=variable annuity unit value for the immediately preceding valuation period.

   B=net investment factor for the valuation period for which the variable annuity unit value is being calculated.

   C=a daily factor to neutralize the assumed investment return built into the annuity tables used.

   C=(1/(1 + AIR)) /\ (1/365) = 0.999905754 (3.5% AIR) or 0.999866337 (5%
   AIR)

For example, if the AIR is 5% and: A=$20 on the day prior to the first payment
                                   B=1.01
                                   C=1/(1.055) /\ (1/365) = 0.999866337

Then, the variable annuity unit value is equal to V
                                   =A x B x C
                                   =$20 x 1.01 x .999866337
                                   =20.1973

   Formula and Illustration for Determining Amount of First Monthly Variable
                                Annuity Payment

First monthly variable annuity payment = P = (D x E)/$1,000

Where:      D=the contract value as of the contract issue date.
            E=the annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.

For example if:
            D=$100,000
            E=7.00

Then, the first monthly variable annuity payment is equal to P =(D x E)/$1,000
                                           =($100,000 x 7.00)/$1,000
                                           =$700

     Formula and Illustration for Determining the Number of Annuity Units
                              Represented by Each
 Monthly Variable Annuity Payment (assuming investment in only one Subaccount)

Number of variable annuity units = U = P/V

Where: P=the dollar amount of the first monthly variable annuity payment. V=the variable annuity unit value for the valuation date on which the first monthly payment is due.

For example if:
            P=$700
            V=20.1973

Then, the variable annuity units is equal to U =P/V
                              =$700/20.1973
                              =34.6581 units

  Formula and Illustration for Determining a Future Monthly Variable Annuity
                                    Payment
                 (assuming investment in only one Subaccount)

Monthly variable annuity payment = P = U x V

Where:      U=the variable annuity units
            V=the variable annuity unit value for the valuation date on which the future monthly payment is due.

For example if:
            U=34.6581
            V=20.6970 (the variable annuity unit value increased since issue)

Then, the amount of the monthly variable annuity payment = U x V = 34.6581 x
20.6970 = $717.32

If the variable annuity unit value had actually decreased to V = 19.6970, the resulting monthly variable annuity payment would = U x V = 34.6581 x 19.6970 = $682.66

Illustration 4 assumes that no transfers or surrenders are made between determining the number of variable annuity units and determining the future monthly variable annuity payment; therefore, the number of variable annuity units in Illustrations 3 and 4 are the same.

                            STATE REGULATION OF PFL

We are subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering our operation for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Division may determine the items are correct. Our books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

                                ADMINISTRATION

We perform administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and we do not anticipate discontinuing the offering of the contracts. However, we reserve the right to discontinue the offering of the contracts.

AFSG Securities Corporation, an affiliate of PFL, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts.

                                OTHER PRODUCTS

We make other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

The assets of each of the subaccounts of the separate account are held by us. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.

                          HISTORICAL PERFORMANCE DATA

Money Market Yields

We may from time to time disclose the current annualized yield of the Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the separate account charge. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCS x ES)/UV) x (365/7)

Where:

NCS
   = the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES = per unit expenses of the subaccount for the 7-day period.

UV = the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

We may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

                 Effective Yield = (1 + ((NCS-ES)/UV))365/7-1

Where:

NCS= the net change in the value of the account (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES = per unit expenses of the subaccount for the 7-day period.

UV = the unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses.

Other Subaccount Yields

We may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include the separate account charge. The 30-day yield is calculated according to the following formula:

                   Yield = 2 x ((((NI-ES)/(U x UV)) + 1)6-1)

Where:

NI = net investment income of the subaccount for the 30-day period attributable to the subaccount's.

ES = expenses of the subaccount for the 30-day period.

U  = the average number of units outstanding.

UV = the unit value at the close (highest) of the last day in the 30-day period.

Because of the charges imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

We may from time to time also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the subaccount's underlying portfolio, and the deduction for the separate account charge. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                               P (1 + T)n = ERV

Where:

T  = the average annual total return net of subaccount recurring charges.

ERV= the ending redeemable value of the hypothetical account at the end of the period.

P  = a hypothetical initial payment of $1,000.

N  = the number of years in the period.

Other Performance Data

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula. The charges reflected in the cumulative total returns include the actual total annual portfolio expenses of the applicable fund and the separate account charge of 1.35%.

                               CTR = (ERV/P) - 1

Where:

CTR= the cumulative total return net of subaccount recurring charges for the period.

ERV= the ending redeemable value of the hypothetical investment at the end of the period.

P  = a hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that were in effect at the inception of the subaccounts.

                                 LEGAL MATTERS

Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts has been provided to us by Sutherland, Asbill & Brennan LLP, of Washington D.C.

                             INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of PFL as of December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                               OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the prospectus and this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements of PFL, which are included in this Statement of Additional Information, should be considered only as bearing on PFL's ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits:

          (1)   (a)  Resolution of the Board of Directors of PFL Life Insurance
                     Company authorizing establishment of the Separate Account. /1/

          (2)        Not Applicable.

          (3)   (a)  Principal Underwriting Agreement by and between PFL Life
                     Insurance Company, on its own behalf and on behalf of the Separate Account, and AFSG Securities Corporation./4/

                (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer./9/

          (4)   (a)  Form of Contract for the PFL Immediate Income Annuity./7/

          (5)   (a)  Form of Application for the PFL Immediate Income Annuity.
                     /7/

          (6)   (a)  Articles of Incorporation of PFL Life Insurance Company./1/

                (b)  ByLaws of PFL Life Insurance Company./1/

          (7)   Not Applicable.

          (8)   (a)  Participation Agreement by and between Variable Insurance
                     Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto./2/

                (b) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company./3/

                (c) Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company./8/

                (d) Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company./8/

          (9)   Opinion and Consent of Counsel./6/

          (10)  (a)  Consent of Independent Auditors./9/

          (10)  (b)  Opinion and Consent of Actuary./7/

          (11)       Not applicable.

          (12)       Not applicable.

          (13)       Performance Data Calculations./8/

          (14)       Powers of Attorney. (P.S. Baird, C.D. Vermie,
                     W.L. Busler, L.N. Norman, D.C. Kolsrud, R.J. Kontz, B.K. Clancy) Note 9.

    /1/ Incorporated herein by reference to the Initial filing of Registrants Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

    /2/ Incorporated herein by reference to the Registrants filing of Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

    /3/ Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

    /4/ Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-7509) on April 30, 1998.

    /5/ Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

    /6/ Filed with the initial Form N-4 Registration Statement (File No. 333-61063) on August 10, 1998.

    /7/ Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-61063) on December 11, 1998.

    /8/ Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-61063) on April 28, 1999.

    /9/   Filed herewith.

Item 25.    Directors and Officers of the Depositor (PFL Life Insurance Company)



Name and Business Address                               Principal Positions and Offices with
-------------------------                               ------------------------------------
                                                        Depositor
                                                        ---------
William L. Busler                                       Director, Chairman of the Board and
4333 Edgewood Road, N.E.                                President
Cedar Rapids, Iowa 52499-0001

Patrick S. Baird                                        Director, Senior Vice President and Chief
4333 Edgewood Road, N.E.                                Operating Officer
Cedar Rapids, Iowa 52499-0001

Craig D. Vermie                                         Director, Vice President, Secretary and
4333 Edgewood Road, N.E.                                General Counsel
Cedar Rapids, Iowa 52499-0001

Douglas C. Kolsrud                                      Director, Senior Vice President, Chief
4333 Edgewood Road, N.E.                                Investment Officer and Corporate Actuary
Cedar Rapids, Iowa 52499-0001

Larry N. Norman                                         Director and Executive Vice President
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Robert J. Kontz                                         Vice President and Corporate Controller
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Brenda K. Clancy                                        Vice President, Treasurer and Chief Financial
4333 Edgewood Road, N.E.                                Officer
Cedar Rapids, Iowa 52499-0001


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


                                  Jurisdiction of            Percent of Voting
Name                              Incorporation              Securities Owned          Business
----                              -------------              -----------------         --------
AEGON N.V.                        Netherlands                53.63% of Vereniging      Holding company
                                  Corporation                AEGON Netherlands
                                                             Membership Association

Groninger Financieringen B.V.     Netherlands                100% of AEGON N.V.        Holding company
                                  Corporation                Netherlands Corporation

AEGON Netherland N.V.             Netherlands                100% of AEGON N.V.        Holding company
                                  Corporation                Netherlands Corporation


AEGON Nevak Holding B.V.         Netherlands                100% of AEGON N.V.        Holding company
                                 Corporation                Netherlands Corporation

AEGON International N.V.         Netherlands                100% of AEGON N.V.        Holding company
                                 Corporation                Netherlands Corporation

Voting Trust                     Delaware                                             Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding               Delaware                   100% of Voting Trust      Holding company
Corporation

Short Hills Management           New Jersey                 100% of AEGON U.S.        Holding company
Company                                                     Holding Corporation

CORPA Reinsurance                New York                   100% of AEGON U.S.        Holding company
Company                                                                               Holding Corporation

AEGON Management                 Indiana                    100% of AEGON U.S.        Holding company
Company                                                                               Holding Corporation

RCC North America Inc.           Delaware                   100% of AEGON U.S.        Holding company
                                                                                      Holding Corporation

AEGON USA, Inc.                  Iowa                       100% AEGON U.S.           Holding company
                                                                                      Holding Corporation

AUSA Holding Company             Maryland                   100% AEGON USA, Inc.      Holding company

Monumental General Insurance     Maryland                   100% AUSA Holding Co.     Holding company
Group, Inc.

Trip Mate Insurance              Kansas                     100% Monumental General   Sale/admin. of travel
Agency, Inc.                                                Insurance Group, Inc.     insurance

Monumental General               Maryland                   100% Monumental General   Provides management
Administrators, Inc.                                        Insurance Group, Inc.     srvcs. to unaffiliated
                                                                                      third party
                                                                                      administrator

Executive Management and         Maryland                   100% Monumental General   Provides actuarial
Consultant Services, Inc.                                   Administrators, Inc.      consulting services

Monumental General Mass          Maryland                   100% Monumental General   Marketing arm for
Marketing, Inc.                                             Insurance Group, Inc.     sale of mass marketed
                                                                                      insurance coverages

Diversified Investment           Delaware                   100% AUSA Holding Co.     Registered investment
advisor
Advisors, Inc.


Diversified Investors            Delaware                   100% Diversified          Broker-Dealer
Securities Corp.                                            Investment                Advisors, Inc.

AEGON USA Securities, Inc.       Iowa                       100% AUSA Holding Co.     Broker-Dealer

Supplemental Ins.                Tennessee                  100% AUSA Holding Co.     Insurance
Division, Inc.

Creditor Resources, Inc.         Michigan                   100% AUSA Holding Co.     Credit insurance

CRC Creditor Resources           Canada                     100% Creditor             Insurance agency
Canadian Dealer Network Inc.                                Resources, Inc.

AEGON USA Investment             Iowa                       100% AUSA Holding Co.     Investment advisor
Management, Inc.

AEGON USA Realty                 Iowa                       100% AUSA Holding Co.     Provides real estate
Advisors, Inc.                                                                        administrative and real
                                                                                      estate investment services

Quantra Corporation              Delaware                   100% AEGON USA Realty     Real estate and financial
                                                            Advisors, Inc.            software production and
                                                                                      sales

Quantra Software                 Delaware                   100% Quantra Corporation  Manufacture and sell
Corporation                                                                           mortgage loan and security
                                                                                      management software

Landauer Realty Advisors, Inc.   Iowa                       100% AEGON USA Realty     Real estate counseling
                                                                                      Advisors, Inc.

Landauer Associates, Inc.        Delaware                   100% AEGON USA Realty     Real estate counseling
                                                                                      Advisors, Inc.

Realty Information               Iowa                       100% AEGON USA Realty     Information Systems for
Systems, Inc.                                               Advisors, Inc.            real estate investment
                                                                                      management

AEGON USA Realty                 Iowa                       100% AEGON USA            Real estate management
Management, Inc                                             Realty Advisors, Inc.

USP Real Estate Investment       Iowa                       21.89% First AUSA         Real estate investment
                                                            Life Ins. Co.             trust
Trust                                                       13.11% PFL Life Ins. Co.
                                                            4.86% Bankers United
                                                            Life Assurance Co.

RCC Properties Limited           Iowa                       AEGON USA Realty          Limited Partnership
Partnership                                                 Advisors Inc. is General
                                                            Partner and 5% owner.


AUSA Financial Markets, Inc.     Iowa                       100% AUSA Holding Co.     Marketing

Endeavor Investment Advisors     California                 49.9% AUSA Financial      General Partnership
                                                                                      Markets, Inc.

Universal Benefits Corporation   Iowa                       100% AUSA Holding Co.     Third party administrator

Investors Warranty of            Iowa                       100% AUSA Holding Co.     Provider of automobile
America, Inc.                                                                         extended maintenance
                                                                                      contracts

Massachusetts Fidelity Trust Co. Iowa                       100% AUSA Holding Co.     Trust company

Money Services, Inc.             Delaware                   100% AUSA Holding Co.     Provides financial
                                                                                      counseling  for employees
                                                                                      and agents of affiliated
                                                                                      companies

Zahorik Company, Inc.            California                 100% AUSA Holding Co.     Broker-Dealer

ZCI, Inc.                        Alabama                    100% Zahorik Company,Inc. Insurance agency

AEGON Asset Management           Delaware                   100% AUSA Holding Co.     Registered investment
advisor
Services, Inc.

Intersecurities, Inc.            Delaware                   100% AUSA Holding Co.     Broker-Dealer

Associated Mariner Financial     Michigan                   100% Intersecurities,Inc. Holding co./management
Group, Inc.                                                                           services
Mariner Financial Services, Inc. Michigan                   100% Associated Mariner   Broker/Dealer
                                                            Financial Group, Inc.

Mariner Planning Corporation     Michigan                   100% Mariner Financial    Financial planning
                                                            Services, Inc.

Associated Mariner Agency, Inc.  Michigan                   100% Associated Mariner   Insurance agency
                                                            Financial Group, Inc.

Associated Mariner Agency        Hawaii                     100% Associated Mariner   Insurance agency
of Hawaii, Inc.                                             Agency, Inc.

Associated Mariner Ins. Agency   Massachusetts              100% Associated Mariner   Insurance agency
of Massachusetts, Inc.                                      Agency, Inc.

Associated Mariner Agency        Ohio                       100% Associated Mariner   Insurance agency
Ohio, Inc.                                                  Agency, Inc.

Associated Mariner Agency        Texas                      100% Associated Mariner   Insurance agency
Texas, Inc.                                                 Agency, Inc.

Associated Mariner Agency        New Mexico                 100% Associated Mariner   Insurance agency
New Mexico, Inc.                                            Agency, Inc.

Mariner Mortgage Corp.           Michigan                   100% Associated Mariner   Mortgage origination
                                                            Financial Group, Inc.


Idex Investor Services, Inc.     Florida                    100% AUSA Holding Co.     Shareholder services

Idex Management, Inc.            Delaware                   50% AUSA Holding Co.      Investment advisor
                                                                                      50% Janus Capital Corp.

IDEX Series Fund                 Massachusetts              Various                   Mutual fund

First AUSA Life Insurance        Maryland                   100% AEGON USA, Inc.      Insurance holding
company
Company

AUSA Life Insurance              New York                   100% First AUSA Life      Insurance
Company, Inc.                                               Insurance Company

Life Investors Insurance         Iowa                       100% First AUSA Life      Insurance
Company of America                                          Ins. Co.

Life Investors                   Delaware                   100% LIICA                Purchases, own, and hold
Alliance, LLC                                                                         the equity interest of other entities

Bankers United Life              Iowa                       100% Life Investors Ins.  Insurance
Assurance Company                                           Company of America

Life Investors Agency            Iowa                       100% Life Investors Ins.  Marketing
Group, Inc.                                                 Company of America

PFL Life Insurance Company       Iowa                       100% First AUSA Life      Insurance
                                                            Ins. Co.

AEGON Financial Services         Minnesota                  100% PFL Life Insurance   Marketing
Group, Inc.                                                 Co.

AEGON Assignment Corporation     Kentucky                   100% AEGON Financial      Administrator of structured
of Kentucky                                                 Services Group, Inc.      settlements

AEGON Assignment Corporation     Illinois                   100% AEGON Financial      Administrator of structured
                                                            Services Group, Inc.      settlements

Southwest Equity Life Ins. Co.   Arizona                    100% of Common Voting     Insurance
                                                            Stock
                                                            First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co. Arizona                    100% of Common Voting     Insurance
                                                            Stock
                                                            First AUSA Life Ins. Co.

Western Reserve Life Assurance   Ohio                       100% First AUSA Life      Insurance
Co. of Ohio                                                 Ins. Co.

WRL Series Fund, Inc.            Maryland                   Various                   Mutual fund

WRL Investment Services, Inc.    Florida                    100% Western Reserve Life Provides administration for
                                                            Assurance Co. of Ohio     affiliated mutual fund

WRL Investment                   Florida                    100% Western Reserve Life Registered investment
Management, Inc.                                            Assurance Co. of Ohio

Aegon Equity                     Florida                    100% Western Reserve Life Insurance Agency
Group, Inc.                                                 Assurance Co. of Ohio

ISI Insurance Agency, Inc.       California                 100% Western Reserve Life Insurance agency
                                                                                      Assurance Co. of Ohio



ISI Insurance Agency         Ohio                       100% ISI Insurance        Insurance agency
of Ohio, Inc.                                           Agency Inc.

ISI Insurance Agency         Texas                      100% ISI Insurance        Insurance agency
of Texas, Inc.                                          Agency Inc.

ISI Insurance Agency         Massachusetts              100% ISI Insurance        Insurance Agency
of Massachusetts, Inc.                                  Agency Inc.

Monumental Life Insurance    Maryland                   100% First AUSA Life      Insurance
Co.                                                     Ins. Co.

AEGON Special Markets        Maryland                   100% Monumental Life      Marketing
Group, Inc.                                             Ins. Co.

Monumental General           Maryland                   100% First AUSA Life      Insurance
Casualty Co.                                            Ins. Co.

United Financial Services,   Maryland                   100% First AUSA Life      General agency
Inc.                                                    Ins. Co.

Bankers Financial Life       Arizona                    100% First AUSA Life      Insurance
Ins. Co.                                                Ins. Co.

The Whitestone Corporation   Maryland                   100% First AUSA Life      Insurance agency
                                                        Ins. Co.

Cadet Holding Corp.          Iowa                       100% First AUSA Life      Holding company
                                                        Ins. Co.

Commonwealth General         Delaware                   100% AEGON USA, Inc.      Holding company
Corporation ("CGC")

PB Series Trust              Massachusetts              N/A                       Mutual fund

Monumental Agency Group,     Kentucky                   100% CGC                  Provider of srvcs. to ins.
Inc.                                                                              cos.

Benefit Plans, Inc.          Delaware                   100% CGC                  TPA for Peoples Security
Life Insurance Company

Durco Agency, Inc.           Virginia                   100% Benefit Plans,       General agent
                                                        Inc.

Commonwealth General         Kentucky                   100% CGC                  Administrator of structured
Assignment Corporation                                                            settlements

AFSG Securities              Pennsylvania               100% CGC                  Broker-Dealer
Corporation

PB Investment Advisors,      Delaware                   100% CGC                  Registered investment
Inc.                                                                              advisor



Diversified Financial        Delaware                   100% CGC                  Provider of investment,
Products Inc.                                                                     marketing and admin.
                                                                                  services to ins. cos.

AEGON USA Real Estate        Delaware                   100% Diversified          Real estate and mortgage
Services, Inc.                                          Financial                 holding company
                                                        Products Inc.

Capital Real Estate          Delaware                   100% CGC                  Furniture and equipment
Development Corporation                                                           lessor

Capital General Development  Delaware                   100% CGC                  Holding company
Corporation

Ammest Realty Corporation    Texas                      100% Peoples Security     Special purpose
                                                        Life Insurance Company    subsidiary

JMH Operating Company, Inc.  Mississippi                100% Peoples Security     Real estate holdings
                                                        Life Insurance Company

Independence Automobile      Florida                    100% Capital Security     Automobile Club
Association, Inc.                                       Life Insurance Company

Independence Automobile      Georgia                    100% Capital Security     Automobile Club
Club, Inc.                                              Life Insurance Company

Capital 200 Block            Delaware                   100% CGC                  Real estate holdings
Corporation


Capital Broadway             Kentucky                   100% CGC                  Real estate holdings
Corporation

Southlife, Inc.              Tennessee                  100% CGC                  Investment subsidiary

Ampac Insurance Agency,      Pennsylvania               100% CGC                  Provider of management
Inc. (EIN 23-1720755)                                                             support services

National Home Life           Pennsylvania               100% Ampac Insurance      Special-purpose subsidiary
Corporation                                             Agency, Inc.

Compass Rose Development     Pennsylvania               100% Ampac Insurance      Special-purpose subsidiary
Corporation                                             Agency, Inc.

Frazer Association           Illinois                   100% Ampac Insurance      TPA license-holder
Consultants, Inc.                                       Agency, Inc.

Valley Forge Associates,     Pennsylvania               100% Ampac Insurance      Furniture & equipment
Inc.                                                    Agency, Inc.              lessor

Veterans Benefits Plans,     Pennsylvania               100% Ampac Insurance      Administrator of group
Inc.                                                    Agency, Inc.              insurance programs

Veterans Insurance           Delaware                   100% Ampac Insurance      Special-purpose subsidiary
Services, Inc.                                          Agency, Inc.

Financial Planning           Dist. Columbia             100% Ampac Insurance      Special-purpose subsidiary
Services, Inc.                                          Agency, Inc.

Academy Insurance Group,     Delaware                   100% CGC                  Holding company
Inc.

Academy Life Insurance Co.   Missouri                   100% Academy Insurance    Insurance company
                                                        Group, Inc.

Pension Life Insurance       New Jersey                 100% Academy Insurance    Insurance company
Company of America                                      Group, Inc.

Academy Services, Inc.       Delaware                   100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Ammest Development Corp.     Kansas                     100% Academy Insurance    Special-purpose subsidiary
Inc.                                                    Group, Inc.

Ammest Insurance Agency,     California                 100% Academy Insurance    General agent
Inc.                                                    Group, Inc.

Ammest Massachusetts         Massachusetts              100% Academy Insurance    Special-purpose subsidiary
Insurance Agency, Inc.                                  Group, Inc.



Ammest Realty, Inc.          Pennsylvania               100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Ampac,  Inc.                 Texas                      100% Academy Insurance    Managing general agent
                                                        Group, Inc.

Ampac Insurance Agency,      Pennsylvania               100% Academy Insurance    Special-purpose subsidiary
Inc. (EIN 23-2364438)                                   Group, Inc.

Data/Mark Services, Inc.     Delaware                   100% Academy Insurance    Provider of mgmt. services
                                                        Group, Inc.

Force Financial Group, Inc.  Delaware                   100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Force Financial Services,    Massachusetts              100% Force Fin. Group,    Special-purpose subsidiary
Inc.                                                    Inc.

Military Associates, Inc.    Pennsylvania               100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

NCOA Motor Club, Inc.        Georgia                    100% Academy Insurance    Automobile club
                                                        Group, Inc.

NCOAA Management Company     Texas                      100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Unicom Administrative        Pennsylvania               100% Academy Insurance    Provider of admin. services
Services, Inc.                                          Group, Inc.

Unicom Administrative        Germany                    100% Unicom               Provider of admin. services
Services, GmbH                                          Administrative Services,
                                                        Inc.

Capital Liberty, L.P.        Delaware                   79.2% Commonwealth Life   Holding Company
                                                        Insurance Company
                                                        19.8% Peoples Security
                                                        Life Insurance Company
                                                        1% CGC

Commonwealth General LLC     Turks &                    100% CGC                  Special-purpose subsidiary
                             Caicos Islands



Peoples Benefit Life         Missouri                   3.7% CGC                  Insurance company
Insurance Company                                       20% Capital Liberty, L.P.
                                                        76.3% Monumental
                                                        Life Insurance Co.

Veterans Life Insurance Co.  Illinois                   100% Peoples Benefit      Insurance company
                                                        Life Insurance Company

Peoples Benefit Services,    Pennsylvania               100% Veterans Life Ins.   Special-purpose subsidiary
Inc.                                                    Co.



Item 27.     Number of Contract Owners

             As of December 31, 1998, there were no Contract owners.


Item 28.     Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, Iowa 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:

Larry N. Norman                                 Sarah J. Stange
Director and President                          Director and Vice President

Frank A. Camp                                   Bob Warner
Director and Secretary                          Assistant Compliance Officer

Lisa Wachendorf                                 Linda Gilmer
Vice President and Chief Compliance Officer     Treasurer/Controller

Debra C. Cubero                                 Priscilla Hechler
Vice President                                  Assistant Secretary and Assistant Vice President

Emily Bates                                     Thomas Pierpan
Assistant Treasurer                             Assistant Secretary and Assistant Vice President

Clifton Flenniken                               Darin D. Smith
Assistant Treasurer                             Assistant Secretary and Assistant Vice President

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $0 from the Registrant from May 1, 1998 through December 31, 1998, for its services in distributing the Policies. AEGON USA Securities, Inc., its predecessor, received $0 from the Registrant from January 1, 1998 through April 30, 1998, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II, Separate Account IV and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account B and Separate Account C of AUSA Life Insurance Company, Inc.

Item 30.     Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.     Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.     Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

(d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 28th of October, 1999.


                                        PFL RETIREMENT BUILDER
                                        VARIABLE ANNUITY ACCOUNT

                                        PFL LIFE INSURANCE COMPANY
                                        Depositor

                                        /s/  William L. Busler
                                        ------------------------------
                                        William L. Busler
                                        President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                 Title                          Date
----------                 -----                          ----
/s/  Patrick S. Baird      Director                       October 28, 1999
-------------------------
Patrick S. Baird

/s/  Craig D. Vermie       Director                       October 28, 1999
-------------------------
Craig D. Vermie

/s/  William L. Busler     Director                       October 28, 1999
-------------------------  (Principal Executive Officer)
William L. Busler

/s/  Larry N. Norman       Director                       October 28, 1999
-------------------------
Larry N. Norman

/s/  Douglas C. Kolsrud    Director                       October 28, 1999
-------------------------
Douglas C. Kolsrud

/s/  Robert J. Kontz       Vice President and             October 28, 1999
-------------------------  Corporate Controller
Robert J. Kontz

/s/  Brenda K. Clancy      Treasurer                      October 28, 1999
-------------------------
Brenda K. Clancy

                                                                Registration No.
                                                                       333-61063



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      FOR

                          PFL IMMEDIATE INCOME BUILDER
                                _______________

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.   Description of Exhibit                                   Page No.*
----------    ----------------------                                   -------
(3)(b)        Form of Broker/Dealer Supervision and Sales Agreement
              by and between AFSG Securities Corporation and the Broker/Dealer.

(10)(a)       Consent of Independent Auditors

(14)          Powers of Attorney











_______________________________
* Page numbers included only in manually executed original.